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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ---------------------------------


Check here if Amendment               [ ]     Amendment Number :             [ ]

This Amendment (Check only one.):     [ ]     is a restatement

                                      [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
Address:   260 Preston Commons West
           8117 Preston Road
           Dallas, Texas 75225

Form 13F File Number: 28-10378
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
           ----------------------------
Title:     Managing Director
           ----------------------------
Phone:     (214) 265-4165
           ----------------------------

Signature, Place, and Date of Signing:

      /s/ Robert L. Stillwell            Dallas, TX          October 28, 2004
--------------------------------------  -------------     ----------------------
           (Signature)                  (City, State)              (Date)

Report Type ( Check only one.):

  [X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                          ----------------------
Form 13F Information Table Entry Total:      17
                                          ----------------------
Form 13F Information Table Value Total:   373,236               (thousands)
                                          ----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       (x1000)      PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL
 INC                 COM        039380-10-0     18,687      526,546   SH    N/A       SOLE            0      526,546     0       0
BHP BILLITON
 LTD             SPONSORED ADR  088606-10-8     20,686      996,916   SH    N/A       SOLE            0      996,916     0       0
CONSOL ENERGY
 INC                 COM        20854P-10-9     20,405      584,833   SH    N/A       SOLE            0      584,833     0       0
ENCANA CORP          COM        292505-10-4     20,166      435,560   SH    N/A       SOLE            0      435,560     0       0
EOG RES INC          COM        26875P-10-1     21,741      330,165   SH    N/A       SOLE            0      330,165     0       0
FORDING CDN
 COAL TR           TR UNIT      345425-10-2     26,271      469,380   SH    N/A       SOLE            0      469,380     0       0
GOLAR LNG
 LTD BERMUDA         SHS        G9456A-10-0     20,127    1,287,726   SH    N/A       SOLE            0    1,287,726     0       0
MASSEY ENERGY
 CORP                COM        576206-10-6     19,964      690,081   SH    N/A       SOLE            0      690,081     0       0
METHANEX CORP        COM        59151K-10-8     22,788    1,512,176   SH    N/A       SOLE            0    1,512,176     0       0
PEABODY ENERGY
 CORP                COM        704549-10-4     20,637      346,836   SH    N/A       SOLE            0      346,836     0       0
PREMCOR INC          COM        74045Q-10-4     23,165      601,684   SH    N/A       SOLE            0      601,684     0       0
SASOL LTD        SPONSORED ADR  803866-30-0     22,691    1,212,124   SH    N/A       SOLE            0    1,212,124     0       0
SUNCOR ENERGY
 INC                 COM        867229-10-6     24,336      760,263   SH    N/A       SOLE            0      760,263     0       0
SUNOCO INC           COM        86764P-10-9     24,154      326,494   SH    N/A       SOLE            0      326,494     0       0
TESORO PETE
 CORP                COM        881609-10-1     24,819      840,474   SH    N/A       SOLE            0      840,474     0       0
VALERO ENERGY
 CORP NEW            COM        91913Y-10-0     23,802      296,741   SH    N/A       SOLE            0      296,741     0       0
WESTERN GAS
 RES INC             COM        958259-10-3     18,797      657,484   SH    N/A       SOLE            0      657,484     0       0